Interest rate benchmark reform - Significant exposures impacted by the IBOR reform (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		£ 361,451	[1]	£ 342,632
Reverse repurchase agreements and other similar secured lending		3,227	[1]	9,031
Financial assets at fair value through the income statement		191,972	[1]	175,151
Financial assets at fair value through other comprehensive income		61,753	[1]	78,688
Non-derivative financial assets		1,360,339		1,329,242
Debt securities in issue		(98,867)	[1]	(75,796)
Subordinated liabilities		(12,759)	[1]	(16,341)		£ (18,156)
Financial liabilities designated at fair value		(250,960)	[1]	(249,765)
Non-derivative financial liabilities		(1,307,095)		(1,275,684)
Equity		(70,041)	[1]	(66,882)	[2]	(65,660)	[2]	£ (63,779)
Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Equity	[3]	(12,259)		(11,172)		£ (10,871)		£ (9,632)
IBOR reform
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		30,663		50,204
Reverse repurchase agreements and other similar secured lending		186		334
Financial assets at fair value through the income statement		9,249		10,361
Financial assets at fair value through other comprehensive income		0		308
Non-derivative financial assets		40,098		61,207
Debt securities in issue		(7,220)		(12,942)
Subordinated liabilities		(1,201)		(1,663)
Financial liabilities designated at fair value		(920)		(2,320)
Non-derivative financial liabilities		(9,341)		(16,925)
Standby facilities, credit lines and other commitments		117,636		108,980
IBOR reform | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Equity		(3,466)		(6,631)
IBOR reform | GBP LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		14,166		30,179
Reverse repurchase agreements and other similar secured lending		0		0
Financial assets at fair value through the income statement		185		3,496
Financial assets at fair value through other comprehensive income		0		186
Non-derivative financial assets		14,351		33,861
Debt securities in issue		0		(1,023)
Subordinated liabilities		0		(71)
Financial liabilities designated at fair value		(708)		(149)
Non-derivative financial liabilities		(708)		(1,243)
Standby facilities, credit lines and other commitments		60,490		18,944
Increase (Decrease) In Undrawn Borrowing Facilities		(34,000)
IBOR reform | GBP LIBOR | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Equity		0		(3,500)
IBOR reform | USD LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		15,812		18,109
Reverse repurchase agreements and other similar secured lending		186		334
Financial assets at fair value through the income statement		8,538		6,373
Financial assets at fair value through other comprehensive income		0		114
Non-derivative financial assets		24,536		24,930
Debt securities in issue		(6,137)		(10,718)
Subordinated liabilities		(1,088)		(1,592)
Financial liabilities designated at fair value		(212)		(1,273)
Non-derivative financial liabilities		(7,437)		(13,583)
Standby facilities, credit lines and other commitments		42,767		74,011
Increase (Decrease) In Undrawn Borrowing Facilities		34,000
IBOR reform | USD LIBOR | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Equity		(3,374)		(3,131)
IBOR reform | JPY LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		25		173
Reverse repurchase agreements and other similar secured lending		0		0
Financial assets at fair value through the income statement		5		0
Financial assets at fair value through other comprehensive income		0		0
Non-derivative financial assets		30		173
Debt securities in issue		(1,083)		(1,201)
Subordinated liabilities		0		0
Financial liabilities designated at fair value				(759)
Non-derivative financial liabilities		(1,083)		(1,960)
Standby facilities, credit lines and other commitments		1,284		0
IBOR reform | JPY LIBOR | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Equity		(92)		0
IBOR reform | CHF LIBOR
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		229		18
Reverse repurchase agreements and other similar secured lending		0		0
Financial assets at fair value through the income statement		327		283
Financial assets at fair value through other comprehensive income		0		0
Non-derivative financial assets		556		301
Debt securities in issue		0		0
Subordinated liabilities		0		0
Financial liabilities designated at fair value				0
Non-derivative financial liabilities		0		0
Standby facilities, credit lines and other commitments		371		74
IBOR reform | CHF LIBOR | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Equity		0		0
IBOR reform | Others
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		431		1,725
Reverse repurchase agreements and other similar secured lending		0		0
Financial assets at fair value through the income statement		194		209
Financial assets at fair value through other comprehensive income		0		8
Non-derivative financial assets		625		1,942
Debt securities in issue		0		0
Subordinated liabilities		(113)		0
Financial liabilities designated at fair value				(139)
Non-derivative financial liabilities		(113)		(139)
Standby facilities, credit lines and other commitments		12,724		15,951
IBOR reform | Others | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Equity		£ 0		£ 0

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.
[2]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.
[3]	For further details refer to Note 28.